Loan Receivables	6 Months Ended
Sep. 30, 2025
Loan Receivables [Abstract]
LOAN RECEIVABLES

Note 6 – LOAN RECEIVABLES

	As of	As of
	September 30,	March 31,
	2025	2025

Loan receivables	$2,697,008	$11,941,378
Less: allowance for uncollectible loan receivables	—	—
Loan receivables, net	$2,697,008	$11,941,378

As of September 30, 2025, the balance of loan receivable represents loans issued to one third party through the Company’s subsidiary. The loan term was one year with an annual interest of 1%. As of March 31, 2025, the balance of loan receivable represents loans issued to four third parties through the Company’s subsidiary. The loan term for each loan was one year with an annual interest of 1%.